Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	150,000,000	88,400,879
Preferred stock, shares issued		26,560,564
Preferred stock, shares outstanding	27,888,937	26,560,564
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	112,000,000
Commom stock, shares issued	3,164,758	2,963,695
Commom stock, shares outstanding	3,164,758	2,963,695
Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.0001	$ 0.0001
Temporary stock, shares authorized	329,671	0
Temporary stock, shares issued	329,671,000	0
Temporary stock, shares outstanding	329,671,000	0